Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BB Photonics Acquisition [Member]
Statement Line Items [Line Items]
Increase (decrease) through business combinations, deferred tax liability (asset)	$ 928,000
Rate of change in ownership	50.00%
Canada [Member]
Statement Line Items [Line Items]
Applicable tax rate	26.50%	26.50%	26.50%